Debt - Exchange Offers (Details) $ in Millions	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Principal Amount Issued	$ 1,510
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025 | Minimum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	1.75%
Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025 | Maximum
Debt Instrument [Line Items]
Stated interest rate on debt instrument	5.15%
Debt Exchange Offers
Debt Instrument [Line Items]
Principal Amount Exchanged	$ 3,913
Debt Exchange Offers | Verizon 1.750% - 5.150% notes and floating rate notes, due 2021 - 2025
Debt Instrument [Line Items]
Principal Amount Exchanged	$ 3,892
Debt Exchange Offers | GTE LLC 8.750% debentures, due 2021
Debt Instrument [Line Items]
Stated interest rate on debt instrument	8.75%
Principal Amount Exchanged	$ 21
Debt Exchange Offers | Verizon 4.016% notes due 2029
Debt Instrument [Line Items]
Stated interest rate on debt instrument	4.016%
Principal Amount Issued	$ 4,000